Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
	As of December 31,
in CHF thousands	2019	2018
Prepaid expenses	2,788	2,364
Accrued income	1,095	3,667
Total	3,883	6,031